Cover	Oct. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2026
Entity File Number	000-53601
Entity Registrant Name	MITESCO, INC.
Entity Central Index Key	0000802257
Entity Tax Identification Number	87-0496850
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	505 Beachland Blvd.
Entity Address, Address Line Two	Suite 1377
Entity Address, City or Town	Vero Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32963
City Area Code	(844)
Local Phone Number	383-8689
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false